Nature of Operations and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Nature of Operations and Summary of Significant Accounting Policies
1.	Nature of Operations and Summary of Significant Accounting Policies
Organization
On December 16, 2020
(
the “Closing Date”), the Company, formerly known as Opes Acquisition Corp., consummated a business combination transaction (the “Business Combination”) pursuant to which it acquired (i) the private operating company formerly called BurgerFi International, LLC (“BurgerFi” or “Predecessor”). In connection with the closing of the Business Combination, the Company changed its name to BurgerFi International, Inc. (the “Company” or “Successor”). The financial results described herein for the dates and periods prior to the Business Combination relate to the operations of the Predecessor, BurgerFi prior to the consummation of the Business Combination. The Consolidated Financial Statements after the Closing Date include the accounts of the Company and its wholly owned subsidiaries including BurgerFi.
Basis of presentation
The accompanying Consolidated Financial Statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”) and the rules and regulations of the Securities and Exchange Commission (“SEC”).
As a result of the Business Combination, the Company is the acquirer for accounting purposes and BurgerFi is the acquiree and accounting predecessor. The Company’s financial statement presentation distinguishes the Company’s financial performance into two
 distinct periods, the period up to the Closing Date (labeled “Predecessor”) and the period including and after that date (labeled “Successor”).
The Business Combination was accounted for using the acquisition method of accounting, and the Successor financial statements reflect a new basis of accounting that is based on the fair value of the net assets acquired.
Determining the fair value of certain assets and liabilities assumed is judgmental in nature and often involves the use of significant estimates and assumptions. See Note 5 – Business Combinations for a discussion of the estimated fair values of assets and liabilities recorded in connection with the Company’s acquisition of BURGERFI.
As a result of the application of the acquisition method of accounting as of the Closing Date of the Business Combination, the accompanying Consolidated Financial Statements include a black line division which indicates that the Predecessor and Successor reporting entities shown are presented on a different basis and are therefore, not comparable.
The historical financial information of Opes Acquisition Corp. prior to the Business Combination (a special purpose acquisition company, or “SPAC”) has not been reflected in the Predecessor financial statements as these historical amounts have been determined to be not useful information to a user of the financial statements. SPACs deposit the proceeds from their initial public offerings into a segregated trust account until a business combination occurs, where such funds are then used to pay consideration for the acquiree and/or to pay stockholders who elect to redeem their shares of common stock in connection with the business combination. The operations of a SPAC, until the closing of a business combination, other than income from the trust account investments and transaction expenses, are nominal. Accordingly, no other activity in the Company was reported for periods prior to December 16, 2020 besides BURGERFI’s operations as Predecessor.
Reclassifications
Certain reclassifications have been made to the prior year presentation to conform to the current year presentation.
Nature of operations
The Company, through its wholly owned subsidiary BurgerFi International, LLC, (a Delaware limited liability company) and additional Subsidiaries (collectively, “BurgerFi”) is the exclusive franchisor of the BurgerFi concept. The BurgerFi concept is a quick service restaurant offering handcrafted natural Angus gourmet burgers, hot dogs, chicken, fresh cut fries, craft beers, wine and freshly prepared custards in an urban environment. Franchises are sold in restricted geographical territories. BurgerFi has prepared its Franchise Disclosure Document as required by the United States Federal Trade Commission and has registered or will register in those states where required in order to legally sell its franchises. It is currently the BurgerFi’s plan to offer franchises for sale in those states where demographics of the population represent a demand for the services. BurgerFi grants franchises to independent operators who in turn pay an initial franchise fee, royalties and other fees as stated in the franchise agreement.
Store activity for the years ended December 31, 2020 and 2019 is as follows:

	Successor	Predecessor
	2020	2019
Franchised stores, beginning of year	117	109
Stores opened during the year	9	15
Stores transferred/sold to the Company	(2)	0
Stores closed during the year	(22)	(7)

Franchised stores, end of year	102	117

	Successor	Predecessor
	2020	2019
Company-owned stores, beginning of year	13	11
Stores opened during the year	2	3
Stores transferred/sold to the Company	2	0
Stores closed during the year	—	(1)

Company-owned stores, end of year	17	13

End of year store totals included two and five international stores at December 31, 2020 and 2019, respectively.
Liquidity and
COVID-19
Our primary sources of liquidity are cash from operations, cash and cash equivalents on hand. As of December 31, 2020, we maintained a cash and cash equivalents balance of approximately $40 million.
Our primary requirements for liquidity are to fund our working capital needs, operating and finance lease obligations, capital expenditures and general corporate needs. Our requirements for working capital are generally not significant because our guests pay for their food and beverage purchases in cash or on debit or credit cards at the time of the sale and we are able to sell many of our inventory items before payment is due to the supplier of such items. Our ongoing capital expenditures are principally related to opening new BurgerFis, existing BurgerFi capital investments (both for remodels and maintenance), as well as investments in our digital and corporate infrastructure.
We believe our existing cash and cash equivalents, combined with the actions we have taken in response to
COVID-19,
will be sufficient to fund our operating and finance lease obligations, capital expenditures, and working capital needs for at least the next 12 months and the foreseeable future.
On January 30, 2020, the World Health Organization (“WHO”) announced a global health emergency because of a new strain of coronavirus originating in Wuhan, China (the
“COVID-19
outbreak”) and the risks to the international community as the virus spreads globally beyond its point of origin. In March 2020, the WHO classified the
COVID-19
outbreak as a pandemic, based on the rapid increase in exposure globally. On March 27, 2020, the “Coronavirus Aid, Relief and Economic Security (CARES) Act” was signed into law. As a result of the required changes to consumer behavior to largely off-premises
dining, as well as promotional activities associated with delivery, we have seen some recovery in sales at the end of the second quarter. Our most significant declines in sales were in late March through the third week in April. Beginning in May and through the end of 2020, sales began to recover.
From May 4, 2020 to May 11, 2020, the Company has applied for and has received approximately $2.2 million from stimulus loans under the SBA Paycheck Protection Program of the CARES Act. The application for these funds requires the Company to, in good faith, certify that the current economic uncertainty made the loan request necessary to support the ongoing operations of the Company. This certification further requires the Company to take into account our current business activity and our ability to access other sources of liquidity sufficient to support ongoing operations in a manner that is not significantly detrimental to the business. The receipt of these funds, and the forgiveness of the loan attendant to these funds, is dependent on the Company having initially qualified for the loan and qualifying for the forgiveness of such loan based on our future adherence to the forgiveness criteria. The Company intends to apply to the lender for forgiveness of the stimulus loan. The Company’s eligibility for the stimulus loan, expenditures that qualify toward forgiveness, and the final balance of the stimulus loan that may be forgiven are subject to audit and final approval by the SBA. While the Company believes the loan was properly obtained, there can be no assurance regarding the outcome of an SBA review.
The stimulus loans are being accounted for under ASC 470,
Debt,
whereby interest expense is being accrued at the contractual rate and future debt maturities are based on the assumptions that none of the principal balance will be forgiven. Forgiveness, if any, will be recognized as a gain on extinguishment if the lender legally releases the Company based on the criteria set forth in the debt agreement and the CARES Act.
Principles of Consolidation
The Successor Consolidated Financial Statements include all amounts of the Company and its subsidiaries. The Predecessor Consolidated Financial Statements include all amounts of BURGERFI and its subsidiaries. All intercompany balances and transactions have been eliminated.
We also consider for consolidation entities in which we have certain interests, where the controlling financial interest may be achieved through arrangements that do not involve voting interests. Such an entity, known as a variable interest entity (“VIE”), is required to be consolidated by its primary beneficiary. The primary beneficiary is the entity that possesses the power to direct the activities of the VIE that most significantly impact its economic performance and has the obligation to absorb losses or the right to receive benefits from the VIE that are significant to it.
The consolidated financial statements present the consolidated financial position, results from operations and cash flows of BurgerFi International, Inc., and its wholly owned subsidiaries. All material balances and transactions between the entities have been eliminated in consolidation.
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingencies at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting year. Actual results could differ from those estimates.
Segment Reporting
The Company owns and operates BurgerFi restaurants in the United States, and also have domestic and international franchisees. The chief operating decision makers (the “CODMs”) are the Company’s President, Chief Operating Officer and Chief Financial Officer. As the CODMs review financial performance and allocate resources at a consolidated level on a recurring basis, the Company has one operating reporting segment and one reportable segment.
Variable Interest Entities
For VIE(s), the Company assesses whether the Company is the primary beneficiary as prescribed by the accounting guidance on the consolidation of VIE. The primary beneficiary of a VIE is the party that has the power to direct the activities that most significantly impact the performance of the entity and the obligation to absorb the losses or the right to receive the benefits that could potentially be significant to the entity.
The Company has evaluated its business relationships with franchisees to identify potential VIEs. While the Company holds a variable interest in some of the franchised restaurants owned by an affiliated entity, the Company is not the primary beneficiary since it does not have the power to direct the activities of these franchised restaurants. As a result, the Company does not consolidate those VIEs. At December 31, 2020, the Company is a guarantor for six operating leases for those entities, BF Secaucus, LLC; BF Tallahassee, LLC; BF Fort Myers, LLC; BF NY82, LLC; BF Naples Tamiami, LLC; and BF Naples Immokalee. Additionally, the Company is a guarantor for a lease for The Burger Bunch, LLC, an unrelated party. The Company may become responsible for the payments under its guarantee. The Company has determined that its maximum exposure to loss on the VIEs that it is not the primary beneficiary on results from the lease guarantees amounts to approximately $6,200,000.
Additionally, on April 23, 2018 (the “Takeover Date”), the Company entered into an asset purchase and management agreement (the “APM”) with a multiple unit franchisee. The APM allowed the Company to acquire the assets of two of the franchisee’s restaurants for the consideration of the Company making the monthly principal and interest payments on the franchisee’s three bank loans through 2027. The closing on asset purchase would occur only when the debt was paid in full. The outstanding principal on the loans was approximately $1,291,000 on the Takeover Date. The APM allowed the Company to take over the management and operation of the two restaurants with full control over all operational decision making. Under the APM, the Company provided all capital for all of the restaurants’ expenditures it deemed appropriate, and paid all costs and expenses associated with the operations. All cash flow and profits or losses derived from the operations after the Takeover Date belong to the Company. The Company had evaluated the franchisee which is a party to the APM for VIE accounting under ASC 810 “Consolidation” and had determined that the franchisee under the APM was a VIE and that the Company was the primary beneficiary, effective on the Takeover Date until December 31, 2020. During 2020 BurgerFi negotiated a release of the lien from the banks on the equipment in these restaurants. Also, during 2020, BurgerFi was able to have the leases on the restaurants assigned to BurgerFi. On December 31, 2020, BurgerFi had discontinued the management of the two restaurants by termination of the APM and the franchise agreements.
As a result of the discontinuation of the termination the franchisee was deconsolidated on December 31, 2020 which resulted in $791,000 gain on extinguishment of debt.
The acquisition was accounted for as a business combination under the acquisition method as of the Takeover Date, and accordingly, the results of its operations are included in the Company’s consolidated financial statements from that date until December 31, 2020 as noted above. Net sales for the consolidated VIE for the Successor period from December 16, 2020 to December 31, 2020 and for the Predecessor period from January 1, 2020 to December 15, 2020 and the twelve-month period ended December 31, 2019 were $200,000, $3,700,000 and $3,900,000, respectively. Net income (loss) for the consolidated VIE for the Successor period from December 16, 2020 to December 31, 2020 and for the Predecessor period from January 1, 2020 to December 15, 2020 and the twelve-month period ended December 31, 2019 was $50,000, $10,000 and ($75,000), respectively.
The consideration was the fair value of the three loans at the Takeover Date and the assets are recorded based on the fair values of the assets acquired, net of current liabilities as of the Takeover Date as follows (in thousands):

Cash	$39
Accounts Receivable	1
Inventory	28
Other current assets	24
Property & equipment	1,126
Other assets	4
Current liabilities	(330)

Net tangible and identifiable intangible assets acquired	892
Goodwill	397

Net assets acquired	$1,289

Included in the consolidated financial statements are the following from variable interest entities for which the Company was the primary beneficiary (in thousands):

Predecessor
December 31, 2019
Cash	$3
Property and equipment	853
Goodwill	398

Total Assets	$1,254

Current notes payable	$1,207
Notes payable – net of current portion	—

Total liabilities	1,207
Total members’ equity	47

Total Liabilities and Members’ Equity	$1,254

The three loans were collateralized by the VIEs’ assets and the creditors of the loans did not have recourse to the general credit of the Company. The carrying value of the VIEs assets which had collateralized the loans are noted above.
Cash and Cash Equivalents
The Company considers highly liquid investments with maturities of three months or less as cash equivalents. Cash and cash equivalents also include approximately $11,000 and $339,000 as of December 31, 2020 and 2019, respectively, of amounts due from commercial credit card companies, such as Visa, MasterCard, Discover, and American Express, which are generally received within a few days of the related transactions. At times, the balances in the cash and cash equivalents accounts may exceed federal insured limits. The Federal Deposit Insurance Corporation insures eligible accounts up to $250,000 per depositor at each financial institution. The Company limits uninsured balances to only large, well-known financial institutions and believes that it is not exposed to significant credit risk on cash and cash equivalents.
Restricted Cash
Restricted cash consists of (i) cash collected (net of redemptions) from gift cards, (ii) cash balances for the advertising co-op,
(iii) Level-up
loyalty program cash collections, (iii) cash held in escrow in an amount equal to the PPP loans as required by the SBA upon a change of control, and (iii) initial franchise deposits in escrow. The Company is the custodian of these account balances, but these accounts are in place for specific, restricted purposes, which typically are resolved within twelve months. The Company classifies the restricted cash accounts as current assets.
Accounts Receivable
Accounts receivable consist of amounts due from franchisees for training and royalties and are stated at the amount invoiced. Accounts receivable are stated at the amount management expects to collect from balances outstanding at year end. Management provides for probable uncollectible amounts through a charge to earnings and a credit to allowance for uncollectible accounts based on its assessment of the current status of individual accounts. Balances that are still outstanding after management has used reasonable collection efforts are written off through a charge to the allowance for uncollectible accounts and a credit to accounts receivable. The allowance for uncollectible accounts was approximately $0 at December 31, 2020 and $65,000 at December 31, 2019.
Inventories
Inventories primarily consist of food and beverages. Inventories are accounted for at lower of cost or net realizable value using the first-in,
first-out
(FIFO) method. Spoilage is expensed as incurred.
Property and Equipment
Property and equipment are carried at cost, net of accumulated depreciation. Depreciation is provided by the straight-line method over an estimated useful life. Leasehold improvements are amortized using the straight-line method over the lesser of the estimated useful life of the asset (generally up to ten years) or the term of the related lease. The estimated lives for machinery and equipment, computer equipment, furniture and fixtures, and vehicles range from five to seven years. Maintenance and repairs which are not considered to extend the useful lives of the assets are charged to operations as incurred. Expenditures for additions and improvements are capitalized. Expenditures for renewals and betterments, which materially extend the useful lives of assets or increase their productivity, are capitalized. The Company capitalizes construction costs during construction of the restaurant and will begin to depreciate them once the restaurant is placed in service. Wage costs directly related to and incurred during a restaurant’s construction period are capitalized. Interest costs incurred during a restaurant’s construction period are capitalized. Upon sale or retirement, the cost of assets and related accumulated depreciation and amortization are removed from the accounts and any resulting gains or losses are included in operating expense.
Impairment of Long-Lived Assets
Our long-lived assets include the Company-operated restaurant assets and related definite-lived intangible assets, which include franchise agreements and tradenames and trademarks
.
We review our long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. We assess the recoverability of our long-lived assets by comparing the carrying amount of the asset group to future undiscounted net cash flows expected to be generated by our individual Company-operated restaurants. If the carrying amount of the long-lived asset group is not recoverable on an undiscounted cash flow basis, then impairment is recognized to the extent that the carrying amount exceeds its fair value and is included in “Impairment of long-lived assets.” Our estimates in this review process include the anticipated future cash flows from Company-operated restaurants, which is used in assessing the recoverability of the respective long-lived assets.
Our fair value estimates are subject to change as a result of many factors including, among others, any changes in our business plans, changing economic conditions and the competitive environment. Should actual cash flows and our future estimates vary adversely from those estimates we used, we may be required to recognize additional impairment charges in future years.
Other Intangible Assets
Definite-lived intangible assets are amortized on a straight-line basis using the following estimated useful lives of the related classes of intangibles: 1 to 5 years for computer software; 7 to 10 years for franchise agreements; and 30 years for Trademarks.
The Company reviews definite-lived intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the intangible asset may not be recoverable. Indefinite-lived intangible assets are tested for impairment at least annually, or more frequently if events or changes in circumstances indicate that the assets may be impaired. Our annual impairment test for indefinite-lived intangible assets may be completed through a qualitative assessment to determine if the fair value of the indefinite-lived intangible assets is more likely than not greater than the carrying amount. If we elect to bypass the qualitative assessment, or if a qualitative assessment indicates it is more likely than not that the estimated carrying value exceeds the fair value, we test for impairment using a quantitative process. If the Company determines that impairment of its intangible assets may exist, the amount of impairment loss is measured as the excess of carrying value over fair value. Our estimates in the determination of the fair value of indefinite-lived intangible assets include the anticipated future revenue of Company-operated and franchised restaurants and the resulting cash flows.
Goodwill
As of December 31, 2020 and 2019, in connection with the Business Combination with BurgerFi and the APM described above, the Company has a balance of approximately $119,542,000 and $398,000, respectively, of goodwill on its consolidated balance sheet. The Company accounts for goodwill in accordance with FASB ASC No. 350, Intangibles—Goodwill and Other (“ASC 350”). ASC 350 requires goodwill to be reviewed for impairment annually, or more frequently if circumstances indicate a possible impairment. The Company evaluates goodwill in the fourth quarter or more frequently if management believes indicators of impairment exist. Such indicators could include but are not limited to (1) a significant adverse change in legal factors or in business climate, (2) unanticipated competition, or (3) an adverse action or assessment by a regulator.
The Company first assesses qualitative factors to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount, including goodwill. If management concludes that it is more likely than not that the fair value of the reporting unit is less than its carrying amount, management conducts a quantitative goodwill impairment test. This impairment test involves comparing the fair value of the reporting unit with its carrying value (including goodwill). The Company estimates the fair values of its reporting unit using a combination of the income, or discounted cash flows approach and the market approach, which utilizes comparable companies’ data. If the estimated fair value of the reporting unit is less than its carrying value, a goodwill impairment exists for the reporting unit and an impairment loss is recorded. There were no impairments of goodwill recognized for the years ended December 31, 2020 and 2019.
Share-Based Compensation
The Company has granted share-based compensation awards to certain employees under the 2020 Omnibus Equity Incentive Plan (the “Plan”). The Company measures the cost of employee services received in exchange for an equity award, which may include grants of employee stock options and restricted shares, based on the fair value of the award at the date of grant. The Company recognizes share-based compensation expense over the requisite service period unless the awards are subject to performance conditions, in which case we recognize compensation expense over the requisite service period to the extent performance conditions are considered probable. The Company will determine the grant date fair value of stock options using a Black-Scholes-Merton option pricing model (the “Black-Scholes Model”). The grant date fair value of restricted share awards (“RSAs”) and performance-based awards are determined using the fair market value of the Company’s common stock on the date of grant, as set forth in the applicable plan document, unless the awards are subject to market conditions, in which case we use a Monte Carlo simulation model. The Monte Carlo simulation model utilizes multiple input variables to estimate the probability that market conditions will be achieved.
Warrant Liability
The private placement warrants, consisting of the warrants exercisable under the PIPE transaction (
3,000,000
shares), the private placement warrants (
445,000
 shares) and the working capital warrants
(
150,000

shares), include provisions that affect the settlement amount. Such variables are outside of those used to determine the fair value of a fixed-for-fixed instrument, and as such, the warrants are accounted for as liabilities in accordance with ASC 815-40, with changes in fair value included in the consolidated statement of operations.
The liability classified warrants were priced using a Dynamic Black Scholes model. This process relies upon inputs such as shares outstanding, estimated stock prices, strike price, risk free interest rate and volatility assumptions. The warrant liability was $22,113,000 on December 16, 2020 and $16,516,000 on December 31, 2020. The change in value of warrant liability between the two measurement dates was $5,597,000 and is recognized in the consolidated statement of operations for the period from December 16, 2020 to December 31, 2020. There were no warrants outstanding in the Predecessor periods.
The public warrants (11,500,000 shares) and the UPO warrants (750,000) contain no such provisions and are classified in equity.
Fair Value Measurements –
Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy is required to prioritize the inputs used to measure fair value. The three levels of the fair value hierarchy are described as follows:

•	Level 1 – Quoted prices in active markets for identical assets or liabilities.

•
Level 2 – Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

•
Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

Restaurant Acquisitions and Dispositions
The Company accounts for the acquisition of restaurants from franchisees using the acquisition method of accounting for business combinations.
The acquisition method of accounting involves the allocation of the purchase price to the estimated fair values of the assets acquired and liabilities assumed. This allocation process requires the use of estimates and assumptions to derive fair values and to complete the allocation. The excess of the purchase price over the fair values of the assets acquired and liabilities assumed represents goodwill derived from the acquisition.
Net Income per Common Share
Net income per common share is computed by dividing net income by the weighted average number of common shares outstanding for the period. The Company has considered the effect of (1) warrants outstanding to purchase 15,095,000 shares of common stock and (2) 750,000 shares of common stock and warrants to purchase 750,000 shares of common stock in the unit purchase option, and (3) 1,300,000 shares of restricted stock grants in the calculation of income per share.
The historical partnership equity structure of BurgerFi did not include outstanding member units and as such, earnings per share information is omitted for the Predecessor periods.
Reconciliation of Net Income per Common Share
Basic and diluted income (loss) per common share is calculated as follows:

Successor December 16, 2020 through December 31, 2020
Numerator:
Net income available to common shareholders	$5,348,000
Reversal of Gain on change in value of warrant liability	(5,597,000)

Successor December 16, 2020 through December 31, 2020
Net loss available to common shareholders - diluted	$(249,000)

Denominator:
Weighted-average shares outstanding	17,541,838
Effect of dilutive securities
Restricted stock grants and warrants	3,468,872
UPOs	415,405

Diluted weighted-average shares outstanding	21,426,115

Basic net income per common share	$0.30

Diluted net loss per common share	$(0.01)

Concentration of Risk
BurgerFi had no customers which accounted for 10% or more of consolidated revenue for the Successor period from December 16, 2020 to December 31, 2020 and for the Predecessor period from January 1, 2020 to December 15, 2020 and the twelve-month period ended December 31, 2019. As of December 31, 2020, BurgerFi had one main in-line
distributor of food, packaging and beverage products, excluding breads, that provided approximately 95% of BurgerFi restaurants purchasing in the U.S. and four additional in-line
distributors of Coca-Cola products and beer, wine and liquor that, in the aggregate, provided approximately 5% of the BurgerFi restaurant purchasing in the U.S. We believe that our vulnerability to risk concentrations related to significant vendors and sources of our raw materials is mitigated as we believe that there are other vendors who would be able to service our requirements. However, if a disruption of service from any of our main in-line
distributors was to occur, we could experience short-term increases in our costs while distribution channels were adjusted.
BurgerFi restaurants are principally located throughout the United States. BurgerFi has company owned and franchise owned locations in 23 states, with the largest number in Florida. We believe the risk of geographic concentration is not significant. We could be adversely affected by changing consumer preferences resulting from concerns over nutritional or safety aspects of beef, chicken, french fries or other products we sell or the effects of food safety events or disease outbreaks.
The Company is subject to credit risk through its accounts receivable consisting primarily of amounts due from franchisees for royalties and franchise fees. This concentration of credit risk is mitigated, in part, by the number of franchisees and the short-term nature of the franchise receivables.
New Accounting Standards Adopted
Fair Value Measurement
In August 2018, the FASB issued new guidance on disclosure requirements for fair value measurements. The objective of the new guidance is to provide additional information about assets and liabilities measured at fair value in the statement of financial position or disclosed in the notes to financial statements. New incremental disclosure requirements include the amount of fair value hierarchy level 3 changes in unrealized gains and losses and the range and weighted average used to develop significant unobservable inputs for level 3 fair value measurements. The Company adopted this guidance during the 2020. The adoption of this guidance did not have a material impact on our consolidated financial statements.
Revenue Recognition
In May 2014, the FASB issued ASU
No. 2014-09,
Revenue from Contracts with Customers
(Topic 606) (“ASC 606”) that updated and replaced existing revenue recognition guidance. The guidance includes a five-step framework to determine the timing and amount of revenue to recognize related to contracts with customers. Additionally, the guidance requires new and significantly enhanced disclosures about the nature, amount, timing and uncertainty of revenue and cash flows from customer contracts as well as judgments made by a company when following the framework.
Revenue from Contracts with Customers
On January 1, 2019, the Company adopted ASC 606, using the modified retrospective method applied to those contracts which were not completed as of January 1, 2019. The Company elected a practical expedient to aggregate the effect of all contract modifications that occurred before the adoption date, which did not have a material impact to the consolidated financial statements. Results for reporting periods beginning on or after January 1, 2019 are presented under ASC 606.
Upon transition, on January 1, 2019, we recorded a decrease to opening members’ equity of $1,201,546, with a corresponding decrease of $348,730 in current deferred initial franchise fees liability, and an increase of $1,550,276 in long-term deferred initial franchise fee liabilities.
Revenue Recognition
Revenue consists of restaurant sales and franchise licensing revenue. Generally, revenue is recognized as performance obligations transfer to the customer in an amount that reflects the consideration we expect to be entitled in exchange for those goods or services.
Restaurant Revenue
Revenue from restaurant sales is presented net of discounts and recognized when food, beverage and retail products are sold. Sales tax collected from customers is excluded from restaurant sales and the obligation is included in sales tax payable until the taxes are remitted to the appropriate taxing authorities. Sales from our gift cards are deferred and recognized upon redemption for goods or services. Revenue is reported gross on the accompanying consolidated statements of operations with employee complimentary meals recorded as a component of labor expenses. Revenue from restaurant sales is generally paid at the time of sale. Credit cards and delivery service partners sales are generally collected shortly after the sale occurs.
The revenue from electronic gift cards is deferred when purchased by the customer and revenue is recognized when the gift cards are redeemed. The Company is a Delaware limited liability company and is subject to Delaware escheatment laws. Delaware escheatment laws state that gift cards are presumed to be abandoned after five years and the balance remitted should represent the maximum cost to the issuer of merchandise.
BurgerFi contracts with delivery service partners for delivery of goods and services to customers. The Company has determined that the delivery service partners are agents, and the Company is the principal. Therefore, restaurant sales through delivery services are recognized at gross sales and delivery service revenue is recorded as expense.
Prior Period Revision
During the preparation of the consolidated financial statements for the successor period from December 16, 2020 to December 31, 2020 and predecessor period from January 1, 2020 to December 15, 2020, the Company identified certain immaterial errors related to the classification of the other restaurant sales discounts. The Company previously presented these other sales discounts as part of Labor and Related Expenses and Other Operating Expenses instead of as a reduction of Restaurant Sales in its unaudited consolidated statements of operations for the six-month
periods ended June 30, 2020 and 2019, and nine-month periods ended September 30, 2020 and 2019, and its consolidated statement of operations for the year ended December 31, 2019, which resulted in overstatements of restaurant sales, labor and related expenses, and other operating expenses in certain of those periods.
In accordance with SAB No.99, “Materiality”, and SAB No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements,” the Company evaluated the errors and determined that the related impact was not material to the Company’s financial statements for any prior annual or interim period. Accordingly, the Company revised the unaudited consolidated statements of operations for the six-month
periods ended June 30, 2020 and 2019, and for the nine-month periods ended September 30, 2020 and 2019, and the consolidated statement of operations for the year ended December 31, 2019, including the related notes presented herein, as applicable. The errors did not impact operating income (loss), or net income in the consolidated statements of operations, or the consolidated balance sheets or consolidated statements of cash flows for any of those periods.
A summary of the revisions to previously reported financial information is as follows:

Revised Consolidated Statement of Operations Data for the six months ended June 30, 2020 (Unaudited)	As Reported	Adjustment	As Revised
Restaurant Sales	$12,097	$(315)	$11,782
Total Revenue	$15,864	$(315)	$15,549
Labor and Related Expenses	$3,463	$(315)	$3,148
Total Operating Expenses	$14,930	$(315)	$14,615

Revised Consolidated Statement of Operations Data for the nine months ended September 30, 2020 (Unaudited)	As Reported	Adjustment	As Revised
Restaurant Sales	$18,892	$(441)	$18,451
Total Revenue	$24,939	$(441)	$24,498
Labor and Related Expenses	$5,482	$(409)	$5,073
Other Operating Expenses	$4,575	$(32)	$4,543
Total Operating Expenses	$24,832	$(441)	$24,391

Revised Consolidated Statement of Operations Data for the six months ended June 30, 2019 (Unaudited)	As Reported	Adjustment	As Revised
Restaurant Sales	$11,977	$(294)	$11,683
Total Revenue	$17,518	$(294)	$17,224
Labor and Related Expenses	$3,880	$(294)	$3,586
Total Operating Expenses	$15,021	$(294)	$14,727

Revised Consolidated Statement of Operations Data for the nine months ended September 30, 2019 (Unaudited)
Restaurant Sales	$17,641	$(477)	$17,164
Total Revenue	$25,336	$(477)	$24,859
Labor and Related Expenses	$5,784	$(477)	$5,307
Total Operating Expenses	$23,181	$(477)	$22,704

Revised Consolidated Statement of Operations Data for the year ended December 31, 2019	As Reported	Adjustment	As Revised
Restaurant Sales	$23,855	$(672)	$23,183
Total Revenue	$34,227	$(672)	$33,555
Labor and Related Expenses	$7,839	$(672)	$7,167
Total Operating Expenses	$31,178	$(672)	$30,506
Revenue from BF Commissary
The Company’s wholly owned subsidiary, BF Commissary, LLC (“BF Commissary”), which commenced operations in 2019, produces and sells BurgerFi’s vegetable burgers to a distributer based on agreed-upon cost plus freight cost. The Company recognizes revenue upon pick-up
of orders at the designated pick up points or when the distributor obtains control of the products. For the years ended December 31, 2020 and 2019, the Company recognized revenue of $851,000 and $710,000, respectively, from BF Commissary and is presented as part of restaurant sales in the consolidated statements of operations
.
Franchise Revenue
The franchise agreements require the franchisee to pay an initial, non-refundable
fee of $37,500 and continuing fees based upon a percentage of sales. Owners can make a deposit equal to 50% of the total franchise fee to reserve the right to open additional locations. The remaining balance of the franchise fee is due upon signing by the franchisee of the applicable location’s lease or mortgage. Franchise agreements and deposit agreements outline a schedule for store openings. Failure to meet the schedule can result in forfeiture of deposits made.
Franchise revenue is comprised of certain initial franchise fees and ongoing sales-based royalty fees from a franchised BurgerFi restaurant. Generally, the licenses granted to develop, open and operate each BurgerFi franchise in a specified territory are the predominant performance obligations transferred to the licensee in our contracts, and represent symbolic intellectual property. Ancillary promised services, such as training and assistance during the initial opening of a BurgerFi restaurant are typically combined with the licenses and considered as one performance obligation per BurgerFi franchise. Certain initial services such as site selection and lease review are considered distinct services that are recognized at a point in time when the performance obligations have been provided, generally when the BurgerFi has been opened. We determine the transaction price for each contract and allocate it to the distinct services based on their standalone selling price based on the costs to provide the service and a profit margin. The remainder of the transaction price is recognized over the remaining term of the franchise agreement once the BurgerFi restaurant has been opened. Because we are transferring licenses to access our intellectual property during a contractual term, revenue is recognized on a straight-line basis over the license term. Generally, payment for the initial franchise fee is received upon execution of the licensing agreement These payments are initially deferred and recognized as revenue as the performance obligations are satisfied.
Franchise deposits received in advance for locations not expected to open within one year are classified as long-term liabilities. Forfeiture of deposits is recognized as other revenue once contracts have been terminated for failure to comply. All terminations are communicated to the franchisee in writing using formal termination letters.
Revenue from sales-based royalties (i.e. royalty and other fees, brand development and advertising co-op
royalty) is recognized as the related sales occur. The sales-based royalties are invoiced and collected from the franchisees on a weekly basis. Rebates from vendors received on franchisee’s sales are also recognized as revenue from sales-based royalties.
The Company’s contract liabilities consist of initial franchise fees and the related direct costs, which we refer to as deferred initial franchise fees, are deferred until the franchisee begins operations.
Revenue recognized during the Successor period from December 16, 2020 to December 31, 2020 and for the Predecessor period from January 1, 2020 to December 15, 2020 and the twelve-month period ended December 31, 2019 disaggregated by type is as follows:

	Successor	Predecessor
	December 16, 2020 through December 31, 2020	January 1, 2020 through December 15, 2020	Year Ended December 31, 2019
Restaurant sales	$1,326	$23,139	$22,473
BF Commissary sales	24	827	710
Franchising revenue:
Sales-based royalties	255	5,366	6,805
Rebate royalties	—	750	564
Brand development and advertising co-op royalties	74	1,441	1,720
Initial franchise fees	17	272	254
Initial distinct services	8	90	204
Other revenue - terminations of franchises	—	693	825

Total revenue	$1,704	$32,578	$33,555

The following table shows the Company’s revenue disaggregated according to the timing of transfer of goods or services:

	Successor	Predecessor
	December 16, 2020 through December 31, 2020	January 1, 2020 through December 15, 2020	Year Ended December 31, 2019
Revenue recognized at a point in time
Restaurant revenue	$1,326	$23,139	$22,473
BF Commissary sales	24	827	710
Royalty and other fees	255	6,116	7,369
Terminated franchise fees	—	693	825
Brand development and advertising co-op royalties	74	1,441	1,720
Franchising revenue – distinct initial services	8	90	204

Total revenue recognized at a point in time	$1,687	$32,306	$33,301

Revenue recognized over time
Franchising fees	17	272	254

Total revenue recognized over time	17	272	254

Total Revenue	$1,704	$32,578	$33,555

The aggregate amount of the transaction price allocated to performance obligations that are unsatisfied (or partially unsatisfied) as of December 31, 2020 and 2019 is $3,306,000 and $4,688,000, respectively. The Company expects to recognize this amount as revenue evenly over the
10-year
franchise license term. This amount excludes any variable consideration related to sales-based royalties.

Contract Balances
Opening and closing balances of contract liabilities and receivables from contracts with customers for the years ended December 31, 2020 and 2019 are as follows (in thousands):

	Successor 2020	Predecessor 2019
Franchising receivables	$480	$369
Advertising co-op funds	—	159
Gift card liability	430	586
Deferred revenue, current	490	438
Deferred revenue, long-term	2,816	4,250
Franchise Revenue
Revenue recognized during the period ended which were included in the balance of deferred franchise revenue at the beginning of the period are as follow:

	Successor	Predecessor
	December 16, 2020 through December 31, 2020	January 1, 2020 through December 15, 2020	Year Ended December 31, 2019
Franchise Fees	$41	$1,023	$1,283
An analysis of deferred revenue is as follows:

	Successor	Predecessor	Predecessor
	December 31, 2020	December 15, 2020	December 31, 2019
Balance, beginning of period	$3,053	$4,688	$3,935
Initial franchise fees received	278	413	2,036
Revenue recognized for stores opened during period	(25)	(362)	(458)
Revenue recognized related to franchise agreement Default	—	(693)	(825)

Balance, end of period	$3,306	$4,046	$4,688

Presentation of Sales Taxes
The Company collects sales tax from customers and remits the entire amount to the respective states. The Company’s accounting policy is to exclude the tax collected and remitted from revenue and cost of sales. Sales tax payable amounted to approximately $172,000 and $142,000 at December 31, 2020 and 2019, respectively, and is presented in accrued expenses and other current liabilities in the accompanying consolidated balance sheets.
On June 21, 2018, the U.S. Supreme Court issued a landmark decision in South Dakota v. Wayfair. The Company has assessed the current guidance surrounding the court case and does not believe the Wayfair decision materially impacts its sales and use tax process. The Company continues to monitor changes resulting from the Wayfair decision.
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash. The Company places its temporary cash investments with financial institutions and during 2020 and 2019, there were amounts on deposit in excess of federal insurance limits.
Advertising Expenses
Advertising costs are expensed as incurred. Advertising expense for the Successor period from December 16, 2020 to December 31, 2020 was $23,000. Advertising expense for the Predecessor period from January 1, 2020 to December 15, 2020 and for the twelve-month period ended December 31, 2019 were $454,000 and $554,000, respectively.
Brand Development Fund
The Company’s franchise agreements provide for franchisee contributions of a percentage of gross restaurant sales to a brand development fund administered by the Company. Amounts collected are required to be segregated and used for advertising and related costs, including reasonable costs of administering the fund. Contributed amounts are recognized as restricted cash. For the Successor period from December 16, 2020 to December 31, 2020, the Company had revenue of approximately $55,000 of contributions which are included in the brand development and advertising co-op
royalties and approximately $35,000 of expenses incurred which are included in the brand development and
Co-op
advertising expenses. For the Predecessor period from January 1, 2020 to December 15, 2020 and the twelve-month period ended December 31, 2019, the Company had approximately $1,156,000 and $1,455,000, respectively, of contributions which are included in the brand development and advertising co-op
royalties and approximately $1,636,000 and $1,506,000, respectively of expenses incurred which are included in the brand development and co-op
advertising expenses.
Advertising
Co-Op
Fund
During 2017, the Company established an advertising
co-op
fund in which several of the South Florida franchises participate. The members of the co-op
elect to contribute a percentage of gross restaurant sales to a fund administered by the Company. Amounts collected are required to be segregated and used for local advertising and related costs, including reasonable costs of administering the fund. Consequently, contributed amounts, net of expended funds is recognized as restricted cash. For the Successor period from December 16, 2020 to December 31, 2020, the Company had revenue of approximately $19,000 of contributions and approximately $0 of expenses incurred which are included in the brand development and co-op
royalties and brand development and
co-op
advertising expenses, respectively. For the Predecessor period from January 1, 2020 to December 15, 2020 and for the twelve-month period ended December 31, 2019, the Company had approximately $285,000 and $265,000, respectively, of contributions and approximately $648,000 and $226,000, respectively of expenses incurred which are included in the brand development and co-op
royalties and brand development and
co-op
advertising expenses, respectively.
Pre-opening
Costs
The Company follows ASC Topic
720-15,
“Start-up
Costs”, which provides guidance on the financial reporting of start-up
costs and organization costs. In accordance with this ASC Topic, costs of pre-opening
activities and organization costs are expensed as incurred.
Pre-opening
costs expensed for the Successor period from December 16, 2020 to December 31, 2020 was $24,000.
Pre-opening
costs expensed for the Predecessor period from January 1, 2020 to December 15, 2020 and for the twelve-month period ended December 31, 2019 were $189,000 and $425,000, respectively.
Deferred Rent
Rent expense on
non-cancelable
leases containing known future scheduled rent increases or free rent periods is recorded on a straight-line basis over the respective lease term. The lease term begins when the Company has the right to control the use of the leased property and includes the initial non-cancelable
lease term plus any periods covered by renewal options that the Company is reasonably assured of exercising. The difference between rent expense and rent paid is accounted for as deferred rent and is amortized over the lease term.
Operating Leases
The Company leases restaurant locations that have terms expiring between December 2020 and March 2035. The initial obligation period is generally 10 years. The restaurant facilities primarily have renewal clauses for two
5-year
period or one
10-year
period, exercisable at the option of the Company. The Company includes one
5-year
renewal option in its lease term.
Certain lease agreements contain one or more of the following: tenant improvement allowances, rent holidays, rent escalation clauses and/or contingent rent provisions. The Company includes scheduled rent escalation clauses for the purpose of recognizing straight-line rent. Certain of these leases require the payment of contingent rentals based on a percentage of gross revenue, as defined, and certain other rent escalation clauses are based on the change in the Consumer Price Index. The Company received cash incentives from certain landlords for specified leasehold improvements which are deferred and accreted on a straight-line basis over the related lease term as a reduction of rent expense.

Income Taxes
Prior to the Business Combination, the Company, with the consent of its members, had elected to be taxed as a partnership under the provisions of the Internal Revenue code and similar state provisions. Partnerships are generally not subject to federal and state income taxes, the partners reflect their respective share of the Company’s taxable income or loss on their individual tax returns, Therefore, there was no federal income tax recorded by the Company for the year ended December 31, 2019 and the period from January 1, 2020 through December 16, 2020. In these periods, there were neither liabilities nor deferred tax assets relating to uncertain income tax provisions taken or expected to be taken on the tax returns.
The Successor company is being taxed as a corporation. The Predecessor and Successor companies were subject to state income taxes during these periods.
The Company accounts for income taxes under the asset and liability method. A deferred tax asset or liability is recognized whenever there are (1) future tax effects from temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and (2) operating loss, capital loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to the years in which those differences are expected to be recovered or settled.
Deferred tax assets are recognized to the extent the Company believes these assets will more likely than not be realized. In evaluating the realizability of deferred tax assets, the Company considers all available positive and negative evidence, including the interaction and the timing of future reversals of existing temporary differences, projected future taxable income, recent operating results and tax-planning
strategies. When considered necessary, a valuation allowance is recorded to reduce the carrying amount of the deferred tax assets to their anticipated realizable value.
The Company records uncertain tax positions on the basis of a two-step
process whereby we first determine if it is more likely than not that a tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. A tax position that meets the more-likely-than-not
recognition threshold is then measured for purposes of financial statement recognition as the largest amount of benefit that is greater than 50% likely of being realized upon being effectively settled.
Interest accrued for uncertain tax positions, if any, is charged to “Interest expense.” Penalties accrued for uncertain tax positions are charged to “General and administrative.”

New Accounting Pronouncements
In February 2016, the FASB issued ASU
2016-02,
Leases (“Topic 842”) which requires lessees to recognize lease assets and lease liabilities on the balance sheet for all leases with terms longer than 12 months and disclose certain information about the leasing arrangements. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. As an emerging growth company, this guidance will be effective for our fiscal years beginning after December 15, 2021. The Company is currently evaluating the impact of the adoption of the new standard on the consolidated financial statements.
The FASB issued ASU
2016-13, Financial
Instruments—Credit Losses (“Topic 326”) in June 2016, subsequently amended by various standard updates. This guidance replaces the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information when determining credit loss estimates and requires financial assets to be measured net of expected credit losses at the time of initial recognition. As an emerging growth company, this guidance will be effective for our fiscal years beginning after December 15, 2022.
In December 2019, the FASB issued ASU
2019-12,
Income Taxes (“Topic 740”) as part of its Simplification Initiative. This guidance provides amendments to simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. This guidance is effective for annual and interim reporting periods beginning after December 15, 2020, and early adoption is permitted. The Company is currently evaluating the full impact this guidance will have on our consolidated financial statements.
In March 2020, the FASB issued ASU
2020-04,
Reference Rate Reform (“Topic 848”)
to provide optional guidance for a limited period of time, from March 12, 2020 through December 31, 2022, to ease the burden of financial reporting due to reference rate reform. An entity can elect to utilize the guidance at any time during the period. The Company is evaluating the effect this guidance will have on the consolidated financial statements and related disclosures.
In August 2020, the FASB issued ASU
2020-06,
Debt – Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic
815-40),
an amendment that simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity. The amendment simplifies accounting for convertible instruments by removing major separation models required under current accounting guidance. In addition, the amendment removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception, which will permit more equity contracts to qualify for the exception, and also simplifies the diluted earnings per share calculation in certain areas. The amendment is effective beginning after December 15, 2023 for smaller reporting companies. We are currently evaluating the impact of the adoption of this guidance on our consolidated financial statements.